Segments (Tables)	12 Months Ended
Dec. 31, 2023
Segments
summary of the Group's breakdown of net revenues by type of goods or services and operating segment results

	For the years ended December 31,
	2021	2022	2023
Net revenues:
Marketing Solutions
- Sales agent	4,195	2,549	1,818
- Cost-plus	26,062	8,909	4,761
- Specified actions	212,353	94,498	79,902
	242,610	105,956	86,481
Enterprise Solutions
- SaaS products and services	65,092	63,124	46,736
	307,702	169,080	133,217
Cost of revenues:
Marketing Solutions
- Specified actions	(194,912)	(138,140)	(67,115)
Enterprise Solutions
- SaaS products and services	(23,637)	(35,072)	(31,260)
	(218,549)	(173,212)	(98,375)
Gross profit/(loss):
Marketing Solutions
- Sales agent	4,195	2,549	1,818
- Cost-plus	26,062	8,909	4,761
- Specified actions	17,441	(43,642)	12,787
	47,698	(32,184)	19,366
Enterprise Solutions
- SaaS products and services	41,455	28,052	15,476
	89,153	(4,132)	34,842

Summary of revenue generated for the respective countries

	For the years ended December 31,
	2021	2022	2023
PRC	254,874	140,211	109,726
Hong Kong	52,599	28,661	23,028
Others	229	208	463
	307,702	169,080	133,217

Summary of long-lived assets

	As of December 31,
	2022	2023
PRC	—	—
Hong Kong	241	—
	241	—